Document Control

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Dear Sir or Madam:

Attached is Form N-1A for the Registrant, which includes a Post-Effective Amendment to the Registration Statement under the Investment Company Act of 1940. Changes made to Part A and Part B are marked.

It is proposed that this Registration Statement become effective on the date indicated on the filing cover page.

Please direct any questions to the Secretary of the Registrant as provided on the cover page.